Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Investment Objectives and Goals - Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Goldman Sachs Managed  <br/>Risk – Balanced ETF VP
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to balance capital appreciation and income.